Financial risk management - Market Risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Cash flow hedges | Currency risk
Risk management
Hedge ratio	1
Fair value hedges | Currency risk
Risk management
Hedge ratio	1
Hedges on net investment in foreign subsidiaries | Currency risk
Risk management
Hedge ratio	1
Short | Cash flow hedges
Risk management
Notional amount	€ 1,451
Short | Fair value hedges
Risk management
Notional amount	226
Short | Hedges on net investment in foreign subsidiaries
Risk management
Notional amount	4,129
Short | Foreign exchange forward contracts | Currency risk | USD
Risk management
Notional amount	2,446
Short | Foreign exchange forward contracts | Currency risk | GBP
Risk management
Notional amount	63
Short | Foreign exchange forward contracts | Currency risk | GBP | Not designated as hedging instrument
Risk management
Notional amount		€ 25
Short | Foreign exchange forward contracts | Currency risk | CNY
Risk management
Notional amount	978
Short | Foreign exchange forward contracts | Currency risk | INR
Risk management
Notional amount	299
Short | Foreign exchange forward contracts | Cash flow hedges | USD
Risk management
Notional amount	655
Short | Foreign exchange forward contracts | Cash flow hedges | GBP
Risk management
Notional amount	184
Short | Foreign exchange forward contracts | Cash flow hedges | Currency risk | USD
Risk management
Notional amount		803
Short | Foreign exchange forward contracts | Cash flow hedges | Currency risk | USD | Not designated as hedging instrument
Risk management
Notional amount	952
Short | Foreign exchange forward contracts | Cash flow hedges | Currency risk | GBP
Risk management
Notional amount		106
Short | Foreign exchange forward contracts | Cash flow hedges | Currency risk | GBP | Not designated as hedging instrument
Risk management
Notional amount	374
Short | Foreign exchange forward contracts | Fair value hedges | USD
Risk management
Notional amount	314
Short | Foreign exchange forward contracts | Fair value hedges | Currency risk | USD
Risk management
Notional amount		84
Short | Foreign exchange forward contracts | Fair value hedges | Currency risk | USD | Not designated as hedging instrument
Risk management
Notional amount	314
Short | Foreign exchange forward contracts | Fair value hedges | Currency risk | GBP
Risk management
Notional amount		1
Short | Foreign exchange forward contracts | Fair value hedges | Currency risk | GBP | Designated as hedging instrument
Risk management
Notional amount	93
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | USD
Risk management
Notional amount	2,246
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | CNY
Risk management
Notional amount	944
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | INR
Risk management
Notional amount	544
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | USD
Risk management
Notional amount		2,839
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | USD | Not designated as hedging instrument
Risk management
Notional amount	2,486
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | GBP
Risk management
Notional amount		10
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | GBP | Not designated as hedging instrument
Risk management
Notional amount	61
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | CNY
Risk management
Notional amount		728
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | CNY | Not designated as hedging instrument
Risk management
Notional amount	944
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | INR
Risk management
Notional amount		403
Short | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | INR | Not designated as hedging instrument
Risk management
Notional amount	544
Short | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | Currency risk | USD
Risk management
Notional amount	1,800
Short | Foreign exchange forward contracts | Exposure from statement of financial position items | Currency risk | USD
Risk management
Notional amount		3,365
Short | Foreign exchange forward contracts | Exposure from statement of financial position items | Currency risk | GBP
Risk management
Notional amount		31
Short | Foreign exchange forward contracts | Exposure from statement of financial position items | Currency risk | CNY
Risk management
Notional amount		765
Short | Foreign exchange forward contracts | Exposure from statement of financial position items | Currency risk | INR
Risk management
Notional amount		352
Long | Foreign exchange forward contracts | Currency risk | USD | Not designated as hedging instrument
Risk management
Notional amount		1,777
Long | Foreign exchange forward contracts | Currency risk | CNY | Not designated as hedging instrument
Risk management
Notional amount		577
Long | Foreign exchange forward contracts | Currency risk | INR | Not designated as hedging instrument
Risk management
Notional amount		446
Long | Foreign exchange forward contracts | Cash flow hedges | Currency risk | USD | Designated as hedging instrument
Risk management
Notional amount	952
Long | Foreign exchange forward contracts | Cash flow hedges | Currency risk | GBP | Designated as hedging instrument
Risk management
Notional amount	374
Long | Foreign exchange forward contracts | Fair value hedges | Currency risk | USD | Designated as hedging instrument
Risk management
Notional amount	314
Long | Foreign exchange forward contracts | Fair value hedges | Currency risk | GBP | Not designated as hedging instrument
Risk management
Notional amount	93
Long | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | USD | Designated as hedging instrument
Risk management
Notional amount	2,486
Long | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | GBP | Designated as hedging instrument
Risk management
Notional amount	61
Long | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | CNY | Designated as hedging instrument
Risk management
Notional amount	944
Long | Foreign exchange forward contracts | Hedges on net investment in foreign subsidiaries | Currency risk | INR | Designated as hedging instrument
Risk management
Notional amount	544
Long | Foreign exchange forward contracts | Hedges for interest bearing-liabilities | Currency risk | USD | Not designated as hedging instrument
Risk management
Notional amount	1,804
Long | Other foreign exchange derivatives, carried at fair value through profit and loss | Currency risk | USD
Risk management
Notional amount	1,690
Long | Other foreign exchange derivatives, carried at fair value through profit and loss | Currency risk | GBP
Risk management
Notional amount	102
Long | Other foreign exchange derivatives, carried at fair value through profit and loss | Currency risk | CNY
Risk management
Notional amount	886
Long | Other foreign exchange derivatives, carried at fair value through profit and loss | Currency risk | INR
Risk management
Notional amount	€ 596
Long | Cross-currency interest rate swaps | Currency risk | USD
Risk management
Notional amount		€ 1,377